10-K Notes payable - Schedule of maturities payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Future maturities
2026	$ 30,913	$ 498,296
2027	1,334	30,434
2028	501,228	676
2029		22,457
2030 and thereafter		2,860
Total future principal maturities	573,330	554,723
Line of credit
Future maturities
Total future principal maturities	573,330	554,723
Senior Secured Notes – 2026
Future maturities
Total future principal maturities	0	456,815	$ 460,000
Senior Secured Notes – 2026 | Line of credit
Future maturities
2026		456,800
Total future principal maturities	$ 0	$ 456,815